SHARE-BASED COMPENSATION - JD's Share incentive plan (Details) - JD Employee Awards ¥ in Thousands		12 Months Ended
	Jan. 01, 2019 $ / shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 CNY (¥) $ / shares shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 CNY (¥)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense | ¥		¥ 8,378		¥ 9,311	¥ 12,896
Unrecognized compensation expense | ¥		¥ 3,924	¥ 3,924
Weighted average remaining service period		5 months 23 days
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Unvested at the beginning of the period (in shares) | shares		85,560
Vested (in shares) | shares		(56,131)
Unvested the end of the period (in shares) | shares		29,429		85,560
Expected to vest | shares		29,429	29,429
Weighted-average grant date fair value
Unvested at the beginning of the period (in dollars per share)			¥ 20.93
Vested (in dollars per share)			20.93
Unvested at the ending of the period (in dollars per share)			20.93
Expected to vest (in dollars per share)			¥ 20.93
ASU 2018-07
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of the ordinary share (per share)	$ 20.93